Intangible Assets - Schedule of Intangible Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	CAD 1,707	CAD 1,622
Accumulated Amortization	(626)	(611)
Net Book Value	1,081	1,011
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	743	700
Accumulated Amortization	(103)	(108)
Net Book Value	640	592
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	63	46
Accumulated Amortization	0	0
Net Book Value	63	46
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	784	748
Accumulated Amortization	(474)	(447)
Net Book Value	310	301
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	117	128
Accumulated Amortization	(49)	(56)
Net Book Value	CAD 68	CAD 72